Organization and Principal Activities (Shanda Acquired the Company) (Narrative) (Details) (Shanda [Member])	Dec. 31, 2013	Dec. 31, 2010	Dec. 31, 2009
Shanda [Member]
Organization and Principal Activities [Line Items]
Percentage of Shanda's equity interest in the company	70.50%	51.65%	51.00%